Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Expenditure (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Schedule of Exploration and Evaluation Expenditure [Abstract]
Opening balance		$ 2,403,881		$ 3,856,035		$ 18,288,855
Expenditure on exploration during the year		10,355,054		7,160		2,489,724
Acquisition of projects – Cash / payable	[1]	2,232,115		250,000
Acquisition of projects – cash and options				400,753
Acquisition of projects – Shares and options	[1]	61,376,232		429,844
Acquisition of projects – Shares				279,091
Exploration expenditure impaired		(1,356,605)	[2]	(2,101,321)	[2]	(15,316,813)
Exploration expenditure impairment reversal	[3]	1,601,147
Contributions from joint operations				(11,593)		(1,459,138)
Grant income						(136,364)
Transferred assets held for sale (6b)				(25,000)
Assets disposed	[3]	(2,241,147)		(25,000)
Exploration expensed		18,237		1,244		10,229
Closing balance		74,352,440		2,403,881		3,856,035
Expenditure is capitalised as follows:
Group owned assets		74,352,440		1,763,881		2,247,704
Joint operations				640,000		1,608,331
Total exploration and evaluation expenditure		$ 74,352,440		$ 2,403,881		$ 3,856,035

[1]
i.	On 29 July 2025, the Group completed acquisition of the Horse Heaven Project for the following consideration:

-	Issue of 444,812,889 shares with a fair value of $36,029,884 and 222,406,445 RMLOC options with a fair value of $13,344,388.

-	Total cash paid at settlement date of $600,000.

-	Total cash remaining to be paid 9 months after completion, which has been recognised as a current liability of $400,000.

-	Transaction costs associated with the acquisition satisfied by the issue of 60,000,000 ordinary shares with a fair value of $4,860,000 and 60,000,000 RMLOC options with a fair value of $3,600,000 were capitalised as exploration and evaluation expenditure during the year.

On 27 February 2026, the Company acquired a private landholding of ~25 acres comprising five patented mining claims adjacent to the claims that form the initial Horse Heaven Project through the purchase of 100% interest in Remington Capital Corporation. The Johnson Creek Antimony and Tungsten Mill, stockpiles of Tungsten ore and Antimony Camp are located on the property.

This addition to the Horse Heaven Project has provided a strategic base of operations including industrial water rights and electrical infrastructure. Consideration for the acquisition was:

-	Issue of 77,000,000 shares with a fair value of $3,080,000 and 38,500,000 RMLOD options with a fair value of $462,000

-	Cash of $1,693,594

-	Total consideration of $5,235,594 was allocated to Exploration and Evaluation $4,774,115, Land $276,073 and Buildings $185,406.

In line with relevant accounting standards, the Group treated the acquisitions of Horse Heaven Project and Remington as asset acquisition transactions. Where an acquisition does not meet the definition of a business combination under AASB 3, the transaction is accounted for as an asset acquisition. The consideration transferred for the acquisition of an asset comprises the fair values of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition related costs with regard to the acquisition are capitalised. Identifiable assets acquired and liabilities assumed in the acquisition are measured at their relative fair values at the acquisition date.

In the year ended 30 June 2025, the Company completed acquisition of the Drake East Antimony-Gold project (NSW), the Spur South Gold-Copper Project (NSW) and the Neardie Antimony-Gold project (QLD)

-	Issue of 25,000,000 shares with a fair value of $250,000.

-	Total cash paid at settlement of $70,000.

-	Transaction costs associated with the acquisition satisfied by the issue of 32,000 shares with a fair value of $29,091 and 56,363,636 RMLOC options with a fair value of $25,301.

[2]	ii.During the year ended 30 June 2025 the Group impaired its 64North and Allegra projects in Alaska and in the year to 30 June 2026 the impairment related to the relinquishment of tenements at its Benmara and George projects in the Northern Territory and South Australia.
[3]	iii.In the year ended 30 June 2026, an impairment reversal was recognised in relation to the 64 North exploration project which was reclassified to non-current assets held for sale as at 31 December 2025 prior to its sale in February 2026. The Company completed the sale of its non-core 64North Project in Alaska to a wholly owned subsidiary of Northern Star Resources Limited for $2,241,147 million in cash. The divestment enabled the Company to monetise a non-core asset and direct additional capital and management attention toward Horse Heaven.